Cash and Cash Equivalents - Schedule of Cash and Cash Equivalents (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024
Cash and cash equivalents [abstract]
Cash and cash equivalents	R$ 5,556	R$ 12,792
Short-term investments	4,258	659
Total	R$ 9,814	R$ 13,451	R$ 16,399	R$ 18,035